STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive Income [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2017	$ 140		$ 337,382	$ 17	$ (308,242)	$ 29,297
Balance, shares at Dec. 31, 2017	51,293,070
Options exercised	$ 2		683			685
Options exercised, shares	765,420
Issuance of ordinary shares and warrants, net of issuance cost	$ 22		27,689			27,711
Issuance of ordinary shares and warrants, net of issuance cost, shares	7,791,294
Stock-based compensation relating to options issued to non-employees			193			193
Stock-based compensation relating to options issued to employees and directors			1,973			1,973
Changes in other comprehensive income (loss) from foreign currency derivative contracts				(17)		(17)
Net loss					(22,599)	(22,599)
Balance at Dec. 31, 2018	$ 164		367,920		(330,841)	$ 37,243
Balance, shares at Dec. 31, 2018	59,849,784					59,849,784
Options exercised		[1]	396			$ 396
Options exercised, shares	123,412
Issuance of ordinary shares and warrants, net of issuance cost	$ 6		7,247			7,253
Issuance of ordinary shares and warrants, net of issuance cost, shares	1,982,796
Stock-based compensation relating to options issued to non-employees			150			150
Stock-based compensation relating to options issued to employees and directors			1,138			1,138
Net loss					(14,385)	(14,385)
Balance at Jun. 30, 2019	$ 170		$ 376,851		$ (345,226)	$ 31,795
Balance, shares at Jun. 30, 2019	61,955,992					61,955,992

[1]	Represents an amount lower than $ 1.